PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2015 and 2014 are summarized as follows:

	December 31,
	2015	2014
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,583	11,879
Leasehold improvements	10,717	10,802
Furniture and equipment	12,905	12,741
Construction in process	30	1,233
	41,981	41,401
Accumulated depreciation and amortization	(20,793)	(19,690)
Premises and equipment, net	$21,188	$21,711

At December 31, 2015, construction in process related to a project to redesign traffic flow at an existing branch and the relocation of another branch. At December 31, 2014, construction in process related to construction, design and site costs associated with a new branch location in Tolland, Connecticut, which opened in January 2015.

Depreciation and amortization expense was $2.7 million, $2.6 million and $2.0 million for the years ended December 31, 2015, 2014 and 2013, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.